As filed with the Securities and Exchange Commission on June 16, 2020
Securities Act File No. 33-26305
Investment Company Act File No. 811-05742

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549 __________________
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 1030 ☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 1032 ☒
(Check appropriate box or boxes) __________________
BLACKROCK FUNDSSM
(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809 United States of America
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 441-7762

John M. Perlowski BlackRock FundsSM 55 East 52nd Street New York, New York 10055 United States of America

(Name and Address of Agent for Service)
Copies to:

John A. MacKinnon, Esq.	Janey Ahn, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055
__________________
It is proposed that this filing will become effective (check appropriate box)
☒ Immediately upon filing pursuant to paragraph (b)
☐ On (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ On (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Beneficial Interest, par value $0.001 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on

June 16, 2020.

BLACKROCK FUNDSSM (REGISTRANT)

                                                                                                        ON BEHALF OF

  BLACKROCK REAL ESTATE SECURITIES FUND

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature

/S/ JOHN M. PERLOWSKI

(John M. Perlowski)

/S/ NEAL J. ANDREWS

(Neal J. Andrews)

BRUCE R. BOND*

(Bruce R. Bond)

SUSAN J. CARTER*

(Susan J. Carter)

COLLETTE CHILTON*

(Collette Chilton)

NEIL A. COTTY*

(Neil A. Cotty)

LENA G. GOLDBERG*

(Lena G. Goldberg)

HENRY R. KEIZER*

(Henry R. Keizer)

CYNTHIA A. MONTGOMERY*

(Cynthia A. Montgomery)

DONALD C. OPATRNY*

(Donald C. Opatrny)

JOSEPH P. PLATT*

(Joseph P. Platt)

Title	Date
Trustee, President and Chief Executive Officer	June 16, 2020
(Principal Executive Officer)
Chief Financial Officer	June 16, 2020
(Principal Financial and Accounting Officer)
Trustee
Trustee
Trustee
Trustee
Trustee
Trustee
Trustee
Trustee
Trustee

	MARK STALNECKER*	Trustee
(Mark Stalnecker)
	KENNETH L. URISH*	Trustee
(Kenneth L. Urish)
	CLAIRE A. WALTON*	Trustee
(Claire A. Walton)
	ROBERT FAIRBAIRN*	Trustee
(Robert Fairbairn)
*BY:	/S/ JANEY AHN	June 16, 2020

(Janey Ahn, Attorney-In-Fact)

EXHIBIT INDEX
Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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